Financial Liabilities at FVTPL (Tables)	12 Months Ended
Dec. 31, 2023
Financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at FVTPL
(1)	Financial liabilities at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Financial instruments at fair value through profit or loss	8,952,399	6,138,313

Total	8,952,399	6,138,313

Summary of financial liabilities at fair value through profit or loss mandatorily measured at fair value
(2)	Financial liabilities at fair value through profit or loss are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Deposits
Gold banking liabilities	35,161	39,524
Borrowings
Securities sold	12,113	155,765
Derivative liabilities	8,905,125	5,943,024

Total	8,952,399	6,138,313